SCHEDULE OF WARRANTS ACTIVITY (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
Equity [Abstract]
Number of Warrants outstanding, beginning balance	10,628	10,628
Weighted Average Exercise Price outstanding, beginning balance	$ 16.625	$ 16.625
Weighted Average Remaining Contractual Term outstanding, beginning balance	5 months 12 days	1 year 5 months 12 days
Aggregate Intrinsic Value outstanding, beginning balance
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Weighted Average Exercise Price, Exercised
Number of Options, Forfeited or expired	(10,628)
Weighted Average Exercise Price, Forfeited or expired	$ (16.625)
Number of Warrants outstanding, ending balance		10,628
Weighted Average Exercise Price outstanding, ending balance		$ 16.625
Weighted Average Remaining Contractual Term outstanding, ending balance		5 months 12 days
Aggregate Intrinsic Value outstanding,ending balance
Number of Warrants outstanding, Exercisable		10,628
Weighted Average Exercise Price outstanding, Exercisable		$ 16.625
Weighted Average Remaining Contractual Term outstanding, Exercisable		5 months 12 days
Aggregate Intrinsic Value outstanding, Exercisable
Weighted Average Remaining Contractual Term outstanding, ending balance	5 months 12 days